Exceptional items (Tables)	18 Months Ended
Oct. 31, 2018
Exceptional items [Abstract]
Exceptional items
	18 months ended October 31, 2018		12 months ended April 30, 2017		12 months ended April 30, 2016
Reported within Operating profit:	$	’000	$	’000	$	’000
Integration costs		278,995		27,696		23,634
Pre-acquisition costs		43,025		58,004		5,569
Acquisition costs		27,116		2,597		531
Property related costs		38,014		5,525		5,964
Severance and legal costs		129,743		3,436		(4,845)
Divestiture		21,263		-		-
Royalty provision release		-		-		(3,000)
		538,156		97,258		27,853
Reported within finance costs:
Finance costs incurred in escrow period (note 6)		6,326		-		-
Reported within finance income:
Finance income earned in escrow period (note 6)		(553)		-		-
		5,773		-		-

Exceptional costs before tax		543,929		97,258		27,853

Tax:
Tax effect of exceptional items		(105,911)		(11,633)		(6,835)
Tax exceptional item		(692,285)		-		-
		(798,196)		(11,633)		(6,835)

Exceptional (income)/costs after tax		(254,267)		85,625		21,018